Annual Fund Operating Expenses - State Street SP 500 Index Fund - Institutional Shares	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.02%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.01%	[2]

[1]	The Institutional Class Shares of the Fund are new. “Other expenses” are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and/or reimburse expenses attributable to the Mutual Fund Share Class with respect to certain non-portfolio level operating expenses. This agreement will remain in effect for five (5) years from the effective date and may be modified or terminated only with the approval of the Fund's Board of Trustees. The waiver agreement does not apply to any portfolio-level expenses.